SHARE BASED COMPENSATION - Summary of Non-vested Shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Weighted-average fair value on grant date (RMB/Share)
Fair value of shares vested	¥ 5,000		¥ 2,000	¥ 4,000
Proceeds from exercise of share options	¥ 5,000	$ 729	¥ 10,185	¥ 114,758